Earnings Per Share - Additional information (Detail) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of accelerated share repurchase agreements	223,526	140,727
Incremental common shares attributable to participating nonvested shares with non-forfeitable dividend rights	2,313,080	1,159,549
A, B, C, D, F and G warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants	21,358,068
Class E Warrants [Member]
Class of Warrant or Right [Line Items]
Incremental common shares attributable to dilutive effect of call options and warrants	3,166,666	4,199,999
Class A, B, C and D warrants [Member]
Class of Warrant or Right [Line Items]
Weighted average number of common shares issuable upon the exercise of warrants		2,310,268